Related Party Transactions (Schedule of Loans with Related Parties) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions
Loans, January 1	12,245	6,970
New Loans	6,383	6,486
Repayments	(11,452)	(1,211)
Loans, December 31	7,176	12,245